provisions (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020
provisions reconciliation
Balance at beginning of period	$ 842	$ 878
Additions	85	115
Reversal	(72)	(119)
Use	(155)	(200)
Interest effect	4	9
Effects of foreign exchange, net	(8)	13
Balance at end of period	696	696
Current			$ 83
Non-current			613
Total	696	696	696
Asset retirement obligation
provisions reconciliation
Balance at beginning of period	497	495
Use	(1)	(2)
Interest effect	4	7
Balance at end of period	500	500
Current			10
Non-current			490
Total	500	500	500
Employee-related
provisions reconciliation
Balance at beginning of period	41	64
Additions	10	20
Use	(9)	(43)
Effects of foreign exchange, net	(1)
Balance at end of period	41	41
Current			35
Non-current			6
Total	41	41	41
Written put options
provisions reconciliation
Balance at beginning of period	182	196
Reversal	(70)	(103)
Use	(103)	(104)
Interest effect		2
Effects of foreign exchange, net	(6)	12
Balance at end of period	3	3
Non-current			3
Total	3	3	3
Other
provisions reconciliation
Balance at beginning of period	122	123
Additions	75	95
Reversal	(2)	(16)
Use	(42)	(51)
Effects of foreign exchange, net	(1)	1
Balance at end of period	152	152
Current			38
Non-current			114
Total	$ 152	$ 152	$ 152